Share-based plans - Information on Holdings under Share-based Plans (Details)	Dec. 31, 2022 Options shares	Dec. 31, 2021 Options shares	Dec. 31, 2020 Options
Share-based plans
Number of stock options held | Options	2,471,116	3,013,309	3,201,000
LTIP 2022+
Share-based plans
Number of performance shares held	1,676,091
LTIP 2022+ | Plan participants other than the members of the Management Board
Share-based plans
Number of performance shares held	1,676,091
MB LTIP 2020
Share-based plans
Number of performance shares held	572,542	352,053
MB LTIP 2020 | Management Board
Share-based plans
Number of performance shares held	409,511	352,053
MB LTIP 2020 | Plan participants other than the members of the Management Board
Share-based plans
Number of performance shares held	163,031
LTIP 2019
Share-based plans
Number of performance shares held	1,525,120	2,408,518
LTIP 2019 | Management Board
Share-based plans
Number of performance shares held		8,869
LTIP 2019 | Plan participants other than the members of the Management Board
Share-based plans
Number of performance shares held	1,525,120	2,399,649
MB LTIP 2019
Share-based plans
Number of performance shares held	43,698	114,999
MB LTIP 2019 | Management Board
Share-based plans
Number of performance shares held	24,326	102,435
MB LTIP 2019 | Plan participants other than the members of the Management Board
Share-based plans
Number of performance shares held	19,372	12,564
NxStage LTIP
Share-based plans
Number of performance shares held		32,054
NxStage LTIP | Plan participants other than the members of the Management Board
Share-based plans
Number of performance shares held		32,054
LTIP 2016
Share-based plans
Number of performance shares held		422,683
LTIP 2016 | Management Board
Share-based plans
Number of performance shares held		56,624
LTIP 2016 | Plan participants other than the members of the Management Board
Share-based plans
Number of performance shares held		366,059
2011 SOP
Share-based plans
Number of stock options held | Options	2,471,116
2011 SOP | Management Board
Share-based plans
Number of stock options held | Options	209,400	455,970
2011 SOP | Plan participants other than the members of the Management Board
Share-based plans
Number of stock options held | Options	2,261,716	2,557,339